UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          November 15, 2005
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   36
                                                     ------------

Form 13F Information Table Value Total:              $  109,050
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None

                                            FORM 13F INFORMATION TABLE
                                              VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS CUSIP NO  (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Adesa                   COM       00686U104   1909661            86410SH      SOLE           86410        0         0
Allete                  COM       018522102   1310487            28607SH      SOLE           28607        0         0
Brinks Company          COM        109696104  3401000            82830SH      SOLE           82830        0         0
Burlington Resource     COM        122014103  4564736            56133SH      SOLE           56133        0         0
Charles River Labs      COM        159864107  3178546            72869SH      SOLE           72869        0         0
Conseco                 COM        208464883  3061077           145006SH      SOLE          145006        0         0
Edward Lifesciences     COM       28176E108   2965078            66766SH      SOLE           66766        0         0
Gap (The)               COM        364760108  1943567           111507SH      SOLE          111507        0         0
Grant Prideco           COM       38821G101   3678662            90496SH      SOLE           90496        0         0
HCC Insurance Holdi     COM        404132102  4327259           151674SH      SOLE          151674        0         0
Host Marriott           COM       44107P104   4544173           268886SH      SOLE          268886        0         0
IDEX Corporation        COM       45167R104   3176315            74649SH      SOLE           74649        0         0
Interpublic Group       COM        460690100  2496955           214515SH      SOLE          214515        0         0
Jacobs Engineering      COM        469814107  4020275            59648SH      SOLE           59648        0         0
Kinder Morgan Energ     COM        494550106  2529454            47861SH      SOLE           47861        0         0
Kinder Morgan Manag     COM       49455U100   2556346            51581SH      SOLE           51581        0         0
Kroger                  COM        501044101  3339183           162175SH      SOLE          162175        0         0
La Quinta Corp          COM       50419U202   3815379           439054SH      SOLE          439054        0         0
PMI Group               COM       69344M101   3865516            96953SH      SOLE           96953        0         0
PartnerRe               COM       G6852T105   2018536            31515SH      SOLE           31515        0         0
Pioneer Natural Res     COM        723787107  4498991            81919SH      SOLE           81919        0         0
Prentiss Properties     COM        740706106  3881563            95605SH      SOLE           95605        0         0
Principal Financial     COM       74251V102   3721150            78555SH      SOLE           78555        0         0
Roper Industries        COM        776696106  1265767            32216SH      SOLE           32216        0         0
Ross Stores             COM        778296103  2852935           120377SH      SOLE          120377        0         0
SEI Corporation         COM        784117103  3048941            81132SH      SOLE           81132        0         0
Southern Union Co.      COM        844030106  2859004           110943SH      SOLE          110943        0         0
Southwest Airlines      COM        844741108  2686929           180938SH      SOLE          180938        0         0
Spectrum Brands, In     COM       84762L105   1968992            83609SH      SOLE           83609        0         0
Tektronix               COM        879131100  4111102           162945SH      SOLE          162945        0         0
Union Pacific           COM        907818108  3113357            43422SH      SOLE           43422        0         0
Varian Medical Syst     COM       92220P105   2076962            52568SH      SOLE           52568        0         0
Wabtec                  COM        929740108  2647988            97067SH      SOLE           97067        0         0
Waddell & Reed Fina     COM        930059100  2762246           142678SH      SOLE          142678        0         0
Weatherford Interna     COM        947074100  2416145            35190SH      SOLE           35190        0         0
Zebra Technnologies     COM        989207105  2436167            62322SH      SOLE           62322        0         0

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